Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(364,157)	(326,883)
Shares still expected to vest (in shares)	622,567	570,404
2020 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	341,897
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(13,008)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	328,889
Shares issued (in shares)	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	328,889
Estimated cost over the vesting period | $	$ 13
2020 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	370,131
Additional shares granted (in shares)	5,928
Revision for forfeitures (in shares)	(9,880)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	366,179
Shares issued (in shares)	(3,571)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	362,608
Estimated cost over the vesting period | $	$ 15
2019 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	257,601
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(35,558)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	222,043
Shares issued (in shares)	(17)	(150)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	221,876
Estimated cost over the vesting period | $	$ 11
2019 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	297,856
Additional shares granted (in shares)	43,115
Revision for forfeitures (in shares)	(22,636)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	318,335
Shares issued (in shares)	(96,629)	(24,294)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	197,412
Estimated cost over the vesting period | $	$ 18
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	237,196
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(43,639)
Revision for cancellations (in shares)	(4,728)
Total before issuances (in shares)	188,829
Shares issued (in shares)	(304)	(3,109)	(97)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	185,319
Estimated cost over the vesting period | $	$ 12
2018 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	262,317
Additional shares granted (in shares)	3,290
Revision for forfeitures (in shares)	(37,433)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	228,174
Shares issued (in shares)	(35,125)	(54,971)	(18,747)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	119,331
Estimated cost over the vesting period | $	$ 14
2017 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	279,807
Additional shares granted (in shares)	2,868
Revision for forfeitures (in shares)	(50,279)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	232,396
Shares issued (in shares)	(158,394)	(19,143)	(2,724)	0
Performance conditions (in shares)	(52,135)
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 10
2017 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	438,505
Additional shares granted (in shares)	29,406
Revision for forfeitures (in shares)	(89,011)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	378,900
Shares issued (in shares)	(194,329)	(82,486)	(99,399)	(2,686)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 20